Accounts and Bills Receivable, net	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Net [Abstract]
Accounts and Bills Receivable, net
(4) Accounts and Bills Receivable, net

Accounts receivable consisted of the following:

	December 31, 2018		December 31, 2017
	RMB	US$	RMB
Accounts receivable	17,367	2,526	18,588
Less: Allowance for doubtful accounts	(1,847)	(269)	(2,467)
	15,520	2,257	16,121

Bills receivable	7,107	1,034	4,002
	22,627	3,291	20,123

An analysis of the allowance for doubtful accounts for 2018, 2017 and 2016 is as follows:

	December 31, 2018		December 31, 2017	December 31, 2016
	RMB	US$	RMB	RMB
Balance at beginning of year	2,467	359	3,213	747
Bad debt (recovery) expense	(620)	(90)	(746)	2,466
Write-offs	-	-	-	-

Balance at end of year	1,847	269	2,467	3,213

The Group has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed on all customers requiring credit over a certain amount. These receivables are due within 7 to 90 days from the date of billing. Normally, the Group does not obtain collateral from customers.